Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Wahed FTSE USA Shariah ETF | Wahed FTSE USA Shariah ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.57%	30.18%	(17.61%)	28.59%	24.70%
Wahed Dow Jones Islamic World ETF
Prospectus [Line Items]
Annual Return [Percent]	5.03%	19.21%